BORROWINGS	6 Months Ended
Jun. 30, 2014
BORROWINGS
BORROWINGS

7. BORROWINGS

The Company’s bank borrowings consist of the following:

	At December 31, 2013	At June 30, 2014
Short-term	$629,178	$666,217
Long-term, current portion	43,918	30,012
Subtotal	673,096	696,229
Long-term	69,489	64,030
	$742,585	$760,259

As of December 31, 2013 and June 30, 2014, the maximum bank credit facilities granted to the Company were $941,702 and $953,293, respectively, of which, $824,570 and $606,956 were drawn down, and $117,132 and $346,337 were available as of December 31, 2013 and June 30, 2014, respectively. The available lines of credit as of June 30, 2014 are subject to annual review and renewal by the financial intuitions.

As of December 31, 2013, short-term borrowings of $426,421 and long-term borrowings of $56,312 were secured by property, plant and equipment with carrying amounts of $904,042, prepaid land use right of $133,319 and accounts receivable of $6,959. As of June 30, 2013, short-term borrowings of $591,568 and long-term borrowings of $64,030 were secured by property, plant and equipment with carrying amounts of $909,727, prepaid land use right of $113,109 and accounts receivable of $7,050.

In addition, $202,397 and $358,353 of borrowings were guaranteed by personal assets of Mr. Xianshou Li, the Company’s chief executive officer, and his family as of December 31, 2013 and June 30, 2014, respectively.

a) Short-term

Interest rates for all short-term borrowings are variable for certain short-term borrowings, and are updated monthly. The weighted average interest rate of short term loans was 5.46% and 5.78% in the years ended December 31, 2013 and six months ended June 30, 2014, respectively. The borrowings are repayable within one year.

b) Long-term

Interest rates are variable for certain portions of the long-term borrowings, and are updated every three months, once a year or according to a predetermined schedule. The weighted average interest rate of long-term borrowings was 6.82% and 6.65% in the year ended December 31, 2013 and six months ended June 30, 2014, respectively.

As of June 30, 2014, Sichuan ReneSola, ReneSola Jiangsu and ReneSola Zhejiang were in compliance with all debt covenants. Future principal repayment on the long-term bank loans are as follows:

2014	$16,662
2015	29,935
2016	1,392
2017 and after	46,053
$94,042

c) Interest expense

Interest expense incurred for the six months ended June 30, 2013and 2014 was $27,414 and $24,776 respectively, of which $321 and $248 has been capitalized in the carrying value of property, plant and equipment.